Portfolio of Investments
Columbia Global Equity Value Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Canada 1.8%
Cameco Corp.	726,292	7,277,446
Yamana Gold, Inc.	1,732,275	9,042,475
Total		16,319,921
Finland 1.5%
UPM-Kymmene OYJ	433,867	14,236,169
France 4.5%
Aperam SA	240,234	9,130,780
AXA SA	776,507	18,154,328
BNP Paribas SA(a)	282,831	14,396,445
Total		41,681,553
Hong Kong 0.6%
WH Group Ltd.	7,339,000	5,978,879
Japan 7.6%
ITOCHU Corp.	703,800	18,572,774
Nippon Telegraph & Telephone Corp.	299,000	7,071,431
ORIX Corp.	1,128,001	16,695,966
Starts Corp., Inc.	218,200	5,877,073
Subaru Corp.	321,300	6,375,331
Takeda Pharmaceutical Co., Ltd.	418,628	14,975,099
Total		69,567,674
Netherlands 5.4%
ING Groep NV(a)	1,761,125	17,129,962
Koninklijke Ahold Delhaize NV	295,101	8,437,322
NXP Semiconductors NV	72,895	11,548,026
Signify NV(a)	302,567	12,753,749
Total		49,869,059
Puerto Rico 0.5%
Popular, Inc.	89,617	4,349,113
Russian Federation 1.0%
Sberbank of Russia PJSC, ADR	667,091	8,799,987
Singapore 1.7%
BW LPG Ltd.	744,276	4,752,914
Venture Corp., Ltd.	754,000	10,523,806
Total		15,276,720
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.6%
Hyundai Home Shopping Network Corp.	83,870	5,533,254
Youngone Corp.	325,015	8,783,218
Total		14,316,472
Spain 2.4%
ACS Actividades de Construccion y Servicios SA	367,931	11,624,031
Endesa SA	247,225	7,105,887
Tecnicas Reunidas SA(a)	258,011	3,166,064
Total		21,895,982
Switzerland 1.4%
TE Connectivity Ltd.	116,767	13,307,935
United Kingdom 8.6%
BP PLC, ADR	392,209	7,671,608
BT Group PLC	3,707,384	5,738,702
DCC PLC	81,211	6,114,458
Inchcape PLC(a)	683,388	5,440,272
John Wood Group PLC(a)	1,350,244	5,282,670
Just Group PLC(a)	6,725,571	4,989,195
Legal & General Group PLC	3,095,711	10,223,201
Royal Dutch Shell PLC, Class A	578,664	9,700,937
TP ICAP PLC	2,593,893	7,331,064
Vodafone Group PLC	10,031,470	16,367,747
Total		78,859,854
United States 59.4%
AbbVie, Inc.	162,314	16,974,798
Alexion Pharmaceuticals, Inc.(a)	17,216	2,102,246
Allstate Corp. (The)	144,352	14,774,427
Alphabet, Inc., Class C(a)	6,593	11,608,559
Ameren Corp.	113,847	8,855,020
American Homes 4 Rent, Class A	231,390	6,645,521
Bank of America Corp.	667,573	18,798,856
Bank of New York Mellon Corp. (The)	255,294	9,987,101
Baxter International, Inc.	115,062	8,752,766
BlackRock, Inc.	21,326	14,893,012
Broadcom, Inc.(b)	40,709	16,347,920
Centene Corp.(a)	146,417	9,026,608
Columbia Global Equity Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chevron Corp.	179,735	15,669,297
Cigna Corp.	63,677	13,317,408
Cisco Systems, Inc.	360,801	15,521,659
Discovery, Inc., Class A(a)	345,923	9,308,788
Dollar Tree, Inc.(a)	96,983	10,594,423
DTE Energy Co.	85,877	10,804,185
Eli Lilly and Co.	62,270	9,069,626
EOG Resources, Inc.	136,227	6,386,322
Fidelity National Information Services, Inc.	96,354	14,299,897
Home Depot, Inc. (The)	63,208	17,534,531
HP, Inc.	515,446	11,303,731
International Business Machines Corp.	74,272	9,174,077
Johnson & Johnson	176,343	25,513,305
JPMorgan Chase & Co.	256,270	30,209,108
Kimberly-Clark Corp.	75,358	10,498,123
Las Vegas Sands Corp.	115,623	6,441,357
Masco Corp.	193,067	10,361,906
Medtronic PLC	135,715	15,430,795
Microsoft Corp.	41,651	8,916,230
Mondelez International, Inc., Class A	276,204	15,867,920
Norfolk Southern Corp.	67,827	16,076,356
NortonLifeLock, Inc.	337,214	6,147,411
Philip Morris International, Inc.	203,432	15,409,974
Primo Water Corp.(b)	611,175	9,185,960
Prologis, Inc.	123,960	12,402,198
Quanta Services, Inc.	101,090	6,908,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Quotient Ltd.(a)	530,067	3,678,665
Target Corp.	103,148	18,518,160
T-Mobile USA, Inc.(a)	97,322	12,937,987
Trane Technologies PLC	63,530	9,290,627
United Parcel Service, Inc., Class B	80,604	13,788,926
Walmart, Inc.	99,888	15,261,888
Total		544,596,165
Total Common Stocks (Cost $784,281,983)		899,055,483

Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE ETF	141,031	9,893,325
SPDR S&P 500 ETF Trust	10,522	3,809,595
Total		13,702,920
Total Exchange-Traded Equity Funds (Cost $12,880,579)		13,702,920

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 0.122%(c),(d)	2,936,511	2,936,217
Total Money Market Funds (Cost $2,935,954)		2,936,217
Total Investments in Securities (Cost $800,098,516)		915,694,620
Other Assets & Liabilities, Net		1,394,570
Net Assets		$917,089,190

At November 30, 2020, securities and/or cash totaling $11,328,054 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,613,000 EUR	8,993,659 USD	Morgan Stanley	12/23/2020	—	(94,807)
14,259,000 GBP	18,724,181 USD	Morgan Stanley	12/23/2020	—	(293,391)
944,465,000 JPY	8,988,900 USD	Morgan Stanley	12/23/2020	—	(62,900)
14,972,487,000 KRW	13,422,136 USD	Morgan Stanley	12/23/2020	—	(89,859)
7,257,000 SGD	5,377,663 USD	Morgan Stanley	12/23/2020	—	(33,422)
13,473,370 USD	18,576,000 AUD	Morgan Stanley	12/23/2020	165,981	—
7,304,682 USD	9,569,000 CAD	Morgan Stanley	12/23/2020	64,925	—
Total				230,906	(574,379)

2	Columbia Global Equity Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Equity Value Fund, November 30, 2020 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Broadcom, Inc.	Morgan Stanley	USD	(8,152,074)	(203)	420.00	12/18/2020	(89,276)	(145,145)
Primo Water Corp.	Morgan Stanley	USD	(3,061,611)	(2,037)	15.00	12/18/2020	(58,427)	(66,203)
Total							(147,703)	(211,348)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	17,912,887	156,712,273	(171,689,014)	71	2,936,217	4,707	20,220	2,936,511
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Equity Value Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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